SCHEDULE OF OPERATING SEGMENTS (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	$ 6,246,455	$ 5,940,409
Property and equipment	292,012	297,043
Intangible assets	482,377	593,901
Investments	222,785	291,066
Right of use assets	375,586	$ 468,106
CA Country [member]
IfrsStatementLineItems [Line Items]
Goodwill	2,166,564
Property and equipment	292,012
Intangible assets	186,229
Investments	222,785
Notes receivable	256,114
Right of use assets	375,586
TOTAL ASSETS	3,499,290
US Country [member]
IfrsStatementLineItems [Line Items]
Goodwill	4,079,891
Property and equipment
Intangible assets	296,148
Investments
Notes receivable	1,286,299
Right of use assets
TOTAL ASSETS	$ 5,662,338